Subsequent Events (Details) - USD ($)								1 Months Ended
	Dec. 29, 2023	Dec. 04, 2023	Nov. 22, 2023	Oct. 20, 2023	Sep. 29, 2023	Aug. 01, 2023	Apr. 19, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 15, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Subsequent Event [Line Items]
Warrants exercised (in shares)					11,443		111,619
Exercise price of warrant (in dollars per share)									$ 1.31	$ 1.19	$ 4.49	$ 3.45	$ 3.45
Expiration period									10 years	10 years
Second Amended and Restated Business Combination Agreement
Subsequent Event [Line Items]
Shares issued in business combination (in shares)			4,000,000
Granite Creek Capital Partners LLC
Subsequent Event [Line Items]
Warrants exercised (in shares)								48,530	111,619
Exercise price of warrant (in dollars per share)									$ 0.01	$ 0.001
Warrant 1 | Granite Creek Capital Partners LLC
Subsequent Event [Line Items]
Warrants exercised (in shares)		111,619
Exercise price of warrant (in dollars per share)		$ 0.01
Warrant 2 | Granite Creek Capital Partners LLC
Subsequent Event [Line Items]
Warrants exercised (in shares)		48,530
Exercise price of warrant (in dollars per share)		$ 0.001
Senior Notes | Oaktree Capital Management, L.P.
Subsequent Event [Line Items]
Interest rate	12.50%
Debt term	5 years
Face amount	$ 90,000,000
Interest rate, paid in cash or kind	7.50%
Term Loan, Tranche 2 | Term loans
Subsequent Event [Line Items]
Draw on loan	$ 5,000,000			$ 5,000,000	$ 1,500,000	$ 1,000,000
Interest rate	15.00%			15.00%
Senior Secured Notes, Initial Notes | Oaktree Capital Management, L.P.
Subsequent Event [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Warrants issued (in shares)	2,500,000
Expiration period	10 years
Senior Secured Notes, Initial Notes | Oaktree Capital Management, L.P. | Class of Warrant or Right, Scenario 1
Subsequent Event [Line Items]
Price per shares of common stock (in dollars per share)	$ 8.00
Senior Secured Notes, Initial Notes | Oaktree Capital Management, L.P. | Class of Warrant or Right, Scenario 2
Subsequent Event [Line Items]
Price per shares of common stock (in dollars per share)	$ 6.00
Senior Secured Notes, Initial Notes | Oaktree Capital Management, L.P. | Minimum
Subsequent Event [Line Items]
Warrants issued (in shares)	412,500
Senior Secured Notes, Initial Notes | Oaktree Capital Management, L.P. | Maximum
Subsequent Event [Line Items]
Warrants issued (in shares)	187,500
Senior Secured Notes, Initial Notes | Senior Notes | Oaktree Capital Management, L.P.
Subsequent Event [Line Items]
Face amount	$ 50,000,000
Senior Secured Notes, Additional Notes | Oaktree Capital Management, L.P.
Subsequent Event [Line Items]
Exercise price of warrant (in dollars per share)	$ 0.01
Warrants issued (in shares)	1,750,000
Expiration period	10 years
Senior Secured Notes, Additional Notes | Oaktree Capital Management, L.P. | Class of Warrant or Right, Scenario 1
Subsequent Event [Line Items]
Price per shares of common stock (in dollars per share)	$ 6.00
Senior Secured Notes, Additional Notes | Oaktree Capital Management, L.P. | Maximum
Subsequent Event [Line Items]
Warrants issued (in shares)	150,000
Senior Secured Notes, Additional Notes | Senior Notes | Oaktree Capital Management, L.P.
Subsequent Event [Line Items]
Face amount	$ 40,000,000
Senior Secured Notes, Additional Notes | Senior Notes | Oaktree Capital Management, L.P. | Minimum
Subsequent Event [Line Items]
Additional purchase period	9 months
Senior Secured Notes, Additional Notes | Senior Notes | Oaktree Capital Management, L.P. | Maximum
Subsequent Event [Line Items]
Additional purchase period	12 months